             AIM AGGRESSIVE GROWTH FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                        AIM BLUE CHIP FUND - CLASS A, B,
                         C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------

(fees paid directly                                                                                          INVESTOR
from your investment)                              CLASS A          CLASS B          CLASS C      CLASS R      CLASS

------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                        5.50%         None          None          None          None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                          None(1,2)      5.00%         1.00%      None(3)          None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(4)
------------------------------------------------------------------------------------------------------------------------------------

(expenses that are deducted                                                                                  INVESTOR
from fund assets)                                    CLASS A       CLASS B        CLASS C      CLASS R        CLASS

------------------------------------------------------------------------------------------------------------------------------------

Management Fees                                        0.64%         0.64%         0.64%         0.64%         0.64%

Distribution and/or Service (12b-1) Fees(5)            0.25          1.00          1.00          0.50          0.25

Other Expenses                                         0.46          0.46          0.46          0.46          0.46

Total Annual Fund Operating Expenses                   1.35          2.10          2.10          1.60          1.35

Fee Waiver(6)                                          0.01          0.01          0.01          0.01          0.01

Net Annual Fund Operating Expenses(7)                  1.34          2.09          2.09          1.59          1.34
------------------------------------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 above and net of this arrangement were 1.33%, 2.08%, 2.08%, 1.58% and 1.33% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

       As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

       The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    679    $    951    $  1,244    $  2,080
Class B                    712         955       1,324       2,235
Class C                    312         655       1,124       2,427
Class R                    162         502         866       1,895
Investor Class             136         425         734       1,619
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                       1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------

Class A               $    679    $    951    $  1,244    $  2,080
Class B                    212         655       1,124       2,235
Class C                    212         655       1,124       2,427
Class R                    162         502         866       1,895
Investor Class             136         425         734       1,619
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.34%    YEAR 1      YEAR 2      YEAR 3     YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.66%       7.45%      11.39%      15.46%      19.69%      24.07%      28.61%      33.32%      38.20%      43.26%

End of Year
Balance     $10,366.00  $10,745.40  $11,138.68  $11,546.35  $11,968.95  $12,407.01  $12,861.11  $13,331.83  $13,819.77  $14,325.57

Estimated
Annual
Expenses    $   136.45  $   141.45  $   146.62  $   151.99  $   157.55  $   163.32  $   169.30  $   175.49  $   181.92  $   188.57
------------------------------------------------------------------------------------------------------------------------------------



CLASS B -
ANNUAL
EXPENSE
RATIO 2.09%     YEAR 1    YEAR 2      YEAR 3     YEAR 4       YEAR 5      YEAR 6     YEAR 7      YEAR 8       YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.91%       5.90%       8.99%      12.16%      15.42%      18.78%      22.24%      25.79%      30.40%      35.17%

End of Year
Balance     $10,291.00  $10,590.47  $10,898.65  $11,215.80  $11,542.18  $11,878.06  $12,223.71  $12,579.42  $13,039.83  $13,517.08

Estimated
Annual
Expenses    $   212.04  $   218.21  $   224.56  $   231.10  $   237.82  $   244.74  $   251.86  $   259.19  $   171.65  $   177.93
------------------------------------------------------------------------------------------------------------------------------------



CLASS C -
ANNUAL
EXPENSE
RATIO 2.09%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.91%       5.90%       8.99%      12.16%      15.42%      18.78%      22.24%      25.79%      29.45%      33.22%

End of Year
Balance     $10,291.00  $10,590.47  $10,898.65  $11,215.80  $11,542.18  $11,878.06  $12,223.71  $12,579.42  $12,945.48  $13,322.19

Estimated
Annual
Expenses    $   212.04  $   218.21  $   224.56  $   231.10  $   237.82  $   244.74  $   251.86  $   259.19  $   266.74  $   274.50
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.59%   YEAR 1     YEAR 2      YEAR 3      YEAR 4       YEAR 5     YEAR 6        YEAR 7     YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.41%       6.94%      10.58%      14.35%      18.25%      22.29%      26.46%      30.77%      35.23%      39.84%

End of Year
Balance     $10,341.00  $10,693.63  $11,058.28  $11,435.37  $11,825.31  $12,228.56  $12,645.55  $13,076.76  $13,522.68  $13,983.81

Estimated
Annual
Expenses    $   161.71  $   167.23  $   172.93  $   178.82  $   184.92  $   191.23  $   197.75  $   204.49  $   211.47  $   218.68
------------------------------------------------------------------------------------------------------------------------------------


INVESTOR
CLASS -
ANNUAL
EXPENSE
RATIO 1.34%   YEAR 1      YEAR 2     YEAR 3       YEAR 4      YEAR 5      YEAR 6     YEAR 7       YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.66%       7.45%      11.39%      15.46%      19.69%      24.07%      28.61%      33.32%      38.20%      43.26%

End of Year
Balance     $10,366.00  $10,745.40  $11,138.68  $11,546.35  $11,968.95  $12,407.01  $12,861.11  $13,331.83  $13,819.77  $14,325.57

Estimated
Annual
Expenses    $   136.45  $   141.45  $   146.42  $   151.99  $   157.55  $   163.32  $   169.30  $   175.49  $   181.92  $   188.57"
------------------------------------------------------------------------------------------------------------------------------------


The following information replaces in its entirety the information appearing under the section "PORTFOLIO MANAGERS" in the prospectus:


"PORTFOLIO MANAGER

Kirk L. Anderson, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

      He is assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

      The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

            "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                     AIM CAPITAL DEVELOPMENT FUND - CLASS A,
                        B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------

(fees paid directly from                                                                                      INVESTOR
your investment)                                      CLASS A       CLASS B       CLASS C       CLASS R        CLASS

------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                                 5.50%         None          None          None          None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                          None(1,2)      5.00%         1.00%        None(3)        None
------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
------------------------------------------------------------------------------------------------------------------------------------

(expenses that are deducted                                                                                   INVESTOR
from fund assets)                                     CLASS A       CLASS B       CLASS C       CLASS R        CLASS

------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                        0.67%         0.67%         0.67%         0.67%         0.67%

Distribution and/or Service (12b-1) Fees(5)            0.25          1.00          1.00          0.50          0.25

Other Expenses                                         0.39          0.39          0.39          0.39          0.39

Total Annual Fund Operating Expenses(6)                1.31          2.06          2.06          1.56          1.31
------------------------------------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the items in
         Note 5 above and net of this arrangement were 1.30%, 2.05%, 2.05%, 1.55% and 1.30% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

       As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

       The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    676    $    942    $  1,229    $  2,042
Class B                    709         946       1,308       2,197
Class C                    309         646       1,108       2,390
Class R                    159         493         850       1,856
Investor Class             133         415         718       1,579
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    676    $    942    $  1,229    $  2,042
Class B                    209         646       1,108       2,197
Class C                    209         646       1,108       2,390
Class R                    159         493         850       1,856
Investor Class             133         415         718       1,579
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A--
ANNUAL
EXPENSE
RATIO 1.31%   YEAR 1      YEAR 2      YEAR 3     YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8     YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.69%       7.52%      11.48%      15.60%      19.86%      24.29%      28.87%      33.63%      38.56%      43.67%

End of Year
Balance     $10,369.00  $10,751.62  $11,148.35  $11,559.72  $11,986.28  $12,428.57  $12,887.19  $13,362.72  $13,855.81  $14,367.09

Estimated
Annual
Expenses    $   133.42  $   138.34  $   143.44  $   148.74  $   154.23  $   159.92  $   165.82  $   171.94  $   178.28  $   184.86
------------------------------------------------------------------------------------------------------------------------------------

CLASS B--
ANNUAL
EXPENSE
RATIO 2.06%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5     YEAR 6        YEAR 7     YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.94%       5.97%       9.08%      12.29%      15.59%      18.99%      22.49%      26.09%      30.74%      35.56%

End of Year
Balance     $10,294.00  $10,596.64  $10,908.18  $11,228.89  $11,559.01  $11,898.85  $12,248.68  $12,608.79  $13,074.05  $13,556.48

Estimated
Annual
Expenses    $   209.03  $   215.17  $   221.50  $   228.01  $   234.72  $   241.62  $   248.72  $   256.03  $   168.22  $   174.43
------------------------------------------------------------------------------------------------------------------------------------

CLASS C--
ANNUAL
EXPENSE
RATIO 2.06%   YEAR 1      YEAR 2     YEAR 3      YEAR 4       YEAR 5      YEAR 6     YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.94%       5.97%       9.08%      12.29%      15.59%      18.99%      22.49%      26.09%      29.79%      33.61%

End of Year
Balance     $10,294.00  $10,596.64  $10,908.18  $11,228.89  $11,559.01  $11,898.85  $12,248.68  $12,608.79  $12,979.49  $13,361.08

Estimated
Annual
Expenses    $   209.03  $   215.17  $   221.50  $   228.01  $   234.72  $   241.62  $   248.72  $   256.03  $   263.56  $   271.31"
------------------------------------------------------------------------------------------------------------------------------------

CLASS R--
ANNUAL
EXPENSE
RATIO 1.56%   YEAR 1     YEAR 2       YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.44%       7.00%      10.68%      14.49%      18.42%      22.50%      26.71%      31.07%      35.58%      40.24%

End of Year
Balance     $10,344.00  $10,699.83  $11,067.91  $11,448.64  $11,842.48  $12,249.86  $12,671.25  $13,107.14  $13,558.03  $14,024.43

Estimated
Annual
Expenses    $   158.68  $   164.14  $   169.79  $   175.63  $   181.67  $   187.92  $   194.38  $   201.07  $   207.99  $   215.14
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR
CLASS--
ANNUAL
EXPENSE
RATIO 1.31%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.69%       7.52%      11.48%      15.60%      19.86%      24.29%      28.87%      33.63%      38.56%      43.67%

End of Year
Balance     $10,369.00  $10,751.62  $11,148.35  $11,559.72  $11,986.28  $12,428.57  $12,887.19  $13,362.72  $13,855.81  $14,367.09

Estimated
Annual
Expenses    $   133.42  $   138.34  $   143.44  $   148.74  $   154.23  $   159.92  $   165.82  $   171.94  $   178.28  $   184.86"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                  AIM CHARTER FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                               CLASS A      CLASS B      CLASS C     CLASS R

-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                          5.50%        None         None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is
less)                                           None(1,2)    5.00%        1.00%       None(3)

-----------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                             CLASS A      CLASS B       CLASS C      CLASS R

-----------------------------------------------------------------------------------------------
Management Fees                                 0.63%        0.63%        0.63%        0.63%

Distribution and/or Service (12b-1) Fees(5)     0.25         1.00         1.00         0.50

Other Expenses                                  0.34         0.34         0.34         0.34

Total Annual Fund

Operating Expenses                              1.22         1.97         1.97         1.47

Fee Waiver(6)                                   0.01         0.01         0.01         0.01

Net Annual Fund Operating Expenses(7)           1.21         1.96         1.96         1.46

-----------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the adviser has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 and net of this arrangement were 1.20%, 1.95%, 1.95% and 1.45% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    667    $    913    $  1,178    $  1,941
Class B                    699         915       1,257       2,097
Class C                    299         615       1,057       2,291
Class R                    149         462         797       1,753
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    667    $    913    $  1,178    $  1,941
Class B                    199         615       1,057       2,097
Class C                    199         615       1,057       2,291
Class R                    149         462         797       1,753
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.21%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.79%       7.72%      11.81%      16.04%      20.44%      25.01%      29.74%      34.66%      39.77%      45.06%

End of Year
Balance     $10,379.00  $10,772.36  $11,180.64  $11,604.38  $12,044.19  $12,500.66  $12,974.44  $13,466.17  $13,976.54  $14,506.25

Estimated
Annual
Expenses    $   123.29  $   127.97  $   132.82  $   137.85  $   143.07  $   148.50  $   154.12  $   159.97  $   166.03  $   172.32
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 1.96%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      31.89%      36.89%

End of Year
Balance     $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,188.71  $13,688.56

Estimated
Annual
Expenses    $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   156.67  $   162.61
------------------------------------------------------------------------------------------------------------------------------------


CLASS C -
ANNUAL
EXPENSE
RATIO 1.96%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      30.93%      34.91%

End of Year
Balance     $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,093.41  $13,491.45

Estimated
Annual
Expenses    $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   252.85  $   260.53
------------------------------------------------------------------------------------------------------------------------------------

CLASS R -
ANNUAL
EXPENSE
RATIO 1.46%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.54%       7.21%      11.00%      14.93%      19.00%      23.21%      27.57%      32.09%      36.76%      41.61%

End of Year
Balance     $10,354.00  $10,720.53  $11,100.04  $11,492.98  $11,899.83  $12,321.09  $12,757.25  $13,208.86  $13,676.45  $14,160.60

Estimated
Annual
Expenses    $   148.58  $   153.84  $   159.29  $   164.93  $   170.77  $   176.81  $   183.07  $   189.55  $   196.26  $   203.21"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

               AIM CONSTELLATION FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                                CLASS A      CLASS B      CLASS C      CLASS R

-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)             5.50%        None         None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price or redemption
proceeds, whichever is less)                    None(1,2)    5.00%        1.00%        None(3)

-----------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                              CLASS A      CLASS B      CLASS C      CLASS R

-----------------------------------------------------------------------------------------------
Management Fees                                 0.63%        0.63%        0.63%        0.63%

Distribution and/or Service (12b-1) Fees(5)     0.25         1.00         1.00         0.50

Other Expenses                                  0.36         0.36         0.36         0.36

Total Annual Fund Operating Expenses            1.24         1.99         1.99         1.49

Fee Waiver(6)                                   0.03         0.03         0.03         0.03

Net Annual Fund Operating Expenses(7)           1.21         1.96         1.96         1.46

-----------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 above and net of this arrangement were 1.20%, 1.95%, 1.95% and 1.45% for Class A, Class B, Class C and Class R shares respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

       As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE


This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

       The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                      1 YEAR       3 YEARS    5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    667    $    913    $  1,178    $  1,953
Class B                    699         915       1,257       2,109
Class C                    299         615       1,057       2,303
Class R                    149         462         797       1,765
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                     1 YEAR       3 YEARS      5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    667    $    913    $  1,178    $  1,953
Class B                    199         615       1,057       2,109
Class C                    199         615       1,057       2,303
Class R                    149         462         797       1,765
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.21%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.79%       7.72%      11.81%      16.04%      20.44%      25.01%      29.74%      34.66%      39.77%      45.06%

End of Year
Balance     $10,379.00  $10,772.36  $11,180.64  $11,604.38  $12,044.19  $12,500.66  $12,974.44  $13,466.17  $13,976.54  $14,506.25

Estimated
Annual
Expenses    $   123.29  $   127.97  $   132.82  $   137.85  $   143.07  $   148.50  $   154.12  $   159.97  $   166.03  $   172.32
------------------------------------------------------------------------------------------------------------------------------------

CLASS B -
ANNUAL
EXPENSE
RATIO 1.96%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      31.89%      36.89%

End of Year
Balance     $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,188.71  $13,688.56

Estimated
Annual
Expenses    $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   156.67  $   162.61
------------------------------------------------------------------------------------------------------------------------------------



CLASS C -
ANNUAL
EXPENSE
RATIO 1.96%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.04%       6.17%       9.40%      12.73%      16.15%      19.68%      23.32%      27.07%      30.93%      34.91%

End of Year
Balance     $10,304.00  $10,617.24  $10,940.01  $11,272.58  $11,615.27  $11,968.37  $12,332.21  $12,707.11  $13,093.41  $13,491.45

Estimated
Annual
Expenses    $   198.98  $   205.03  $   211.26  $   217.68  $   224.30  $   231.12  $   238.15  $   245.39  $   252.85  $   260.53
------------------------------------------------------------------------------------------------------------------------------------


CLASS R -
ANNUAL
EXPENSE
RATIO 1.46%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.54%       7.21%      11.00%      14.93%      19.00%      23.21%      27.57%      32.09%      36.76%      41.61%

End of Year
Balance     $10,354.00  $10,720.53  $11,100.04  $11,492.98  $11,899.83  $12,321.09  $12,757.25  $13,208.86  $13,676.45  $14,160.60

Estimated
Annual
Expenses    $   148.58  $   153.84  $   159.29  $   164.93  $   170.77  $   176.81  $   183.07  $   189.55  $   196.26  $   203.21"
------------------------------------------------------------------------------------------------------------------------------------



The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

           AIM DENT DEMOGRAPHIC TRENDS FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005
                         as supplemented March 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                  CLASS A     CLASS B    CLASS C

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                5.50%       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever is
less)                                               None(1,2)  5.00%       1.00%

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                CLASS A     CLASS B     CLASS C

--------------------------------------------------------------------------------
Management Fees(4)                                 0.77%       0.77%       0.77%

Distribution and/or Service (12b-1) Fees(5)        0.25        1.00        1.00

Other Expenses                                     0.70        0.70        0.70

Total Annual Fund Operating Expenses               1.72        2.47        2.47

Fee Waiver(6)                                      0.09        0.09        0.09

Net Annual Fund Operating Expenses(7)              1.63        2.38        2.38

--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) Effective July 1, 2004, the Board of Trustees of AIM Equity Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the fund has been reduced from 0.85% to 0.77%. Management Fees reflect this agreement.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 above and net of this arrangement were 1.61%, 2.36% and 2.36% for Class A, Class B and Class C shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    707    $  1,036    $  1,388    $  2,429
Class B                    741       1,042       1,470       2,582
Class C                    341         742       1,270       2,768
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Class A               $    707    $  1,036    $  1,388    $  2,429
Class B                    241         742       1,270       2,582
Class C                    241         742       1,270       2,768
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 1.63%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.37%       6.85%      10.45%      14.18%      18.02%      22.00%      26.11%      30.36%      34.76%      39.30%

End of Year
Balance     $10,337.00  $10,685.36  $11,045.45  $11,417.69  $11,802.46  $12,200.20  $12,611.35  $13,036.35  $13,475.68  $13,929.81

Estimated
Annual
Expenses    $   165.75  $   171.33  $   177.11  $   183.07  $   189.24  $   195.62  $   202.21  $   209.03  $   216.07  $   223.35
------------------------------------------------------------------------------------------------------------------------------------



CLASS B--
ANNUAL
EXPENSE
RATIO 2.38%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.62%       5.31%       8.07%      10.90%      13.80%      16.79%      19.85%      22.99%      27.13%      31.42%

End of Year
Balance     $10,262.00  $10,530.86  $10,806.77  $11,089.91  $11,380.47  $11,678.63  $11,984.61  $12,298.61  $12,713.07  $13,141.51

Estimated
Annual
Expenses    $   241.12  $   247.44  $   253.92  $   260.57  $   267.40  $   274.40  $   281.59  $   288.97  $   203.85  $   210.71
------------------------------------------------------------------------------------------------------------------------------------

CLASS C--
ANNUAL
EXPENSE
RATIO 2.38%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Return
Before
Expenses

Cumulative
Return
After
Expenses          2.62%       5.31%       8.07%      10.90%      13.80%      16.79%      19.85%      22.99%      26.21%      29.52%

End of Year
Balance     $10,262.00  $10,530.86  $10,806.77  $11,089.91  $11,380.47  $11,678.63  $11,984.61  $12,298.61  $12,620.84  $12,951.50

Estimated
Annual
Expenses    $   241.12  $   247.44  $   253.92  $   260.57  $   267.40  $   274.40  $   281.59  $   288.97  $   296.54  $   304.31"
------------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

             AIM DIVERSIFIED DIVIDEND FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                     to the Prospectus dated April 29, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                          CLASS A       CLASS B        CLASS C

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)        5.50%          None           None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)               None(1,2)     5.00%           1.00%
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                 CLASS A    CLASS B     CLASS C

--------------------------------------------------------------------------------
Management Fees                                    0.75%       0.75%       0.75%

Distribution and/or Service (12b-1) Fees(4)        0.25        1.00        1.00

Other Expenses                                     0.60        0.60        0.60

Total Annual Fund Operating Expenses               1.60        2.35        2.35

Fee Waivers(5,6)                                   0.20        0.20        0.20

Net Annual Fund Operating Expenses(7,8)            1.40        2.15        2.15
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(5) The Fund's investment advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.40%, 2.15% and 2.15% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above:
         (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
         (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangement from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation is in effect through October 31, 2005.

(6) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.00%, 1.65% and 1.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above:
         (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
         (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangement from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

(8) At the request of the Board of Trustees, AMVESCAP has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses for the items in Note 4 and Note 6 above and net of this arrangement were 1.00%, 1.65% and 1.65% for Class A, Class B and Class C, respectively for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR     3 YEARS      5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    685    $  1,009    $  1,355    $  2,330
Class B                    718       1,014       1,437       2,484
Class C                    318         714       1,237       2,671
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                      1 YEAR       3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A               $    685    $  1,009    $  1,355    $  2,330
Class B                    218         714       1,237       2,484
Class C                    218         714       1,237       2,671
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 1.40%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.60%       7.33%      11.19%      15.20%      19.34%      23.64%      28.09%      32.70%      37.48%      42.43%

End of Year
Balance     $10,360.00  $10,732.96  $11,119.35  $11,519.64  $11,934.35  $12,363.99  $12,809.09  $13,270.22  $13,747.95  $14,242.87

Estimated
Annual
Expenses    $   142.52  $   147.65  $   152.97  $   158.47  $   164.18  $   170.09  $   176.21  $   182.56  $   189.13  $   195.94
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 2.15%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.85%       5.78%       8.80%      11.90%      15.09%      18.37%      21.74%      25.21%      29.72%      34.39%

End of Year
Balance     $10,285.00  $10,578.12  $10,879.60  $11,189.67  $11,508.57  $11,836.57  $12,173.91  $12,520.87  $12,971.62  $13,438.60

Estimated
Annual
Expenses    $   218.06  $   224.28  $   230.67  $   237.24  $   244.01  $   250.96  $   258.11  $   265.47  $   178.45  $   184.87
------------------------------------------------------------------------------------------------------------------------------------

CLASS C -
ANNUAL
EXPENSE
RATIO 2.15%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.85%       5.78%       8.80%      11.90%      15.09%      18.37%      21.74%      25.21%      28.78%      32.45%

End of Year
Balance     $10,285.00  $10,578.12  $10,879.60  $11,189.67  $11,508.57  $11,836.57  $12,173.91  $12,520.87  $12,877.71  $13,244.73

Estimated
Annual
Expenses    $   218.06  $   224.28  $   230.67  $   237.24  $   244.01  $   250.96  $   258.11  $   265.47  $   273.03  $   280.82"
------------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

     AIM DIVERSIFIED DIVIDEND FUND - CLASS A, B, C AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
        to the Prospectus dated April 29, 2005, as revised May 16, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------

(fees paid directly from                                                             INVESTOR
your investment)                                CLASS A      CLASS B      CLASS C     CLASS

-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                 5.50%        None         None         None

Maximum Deferred Sales Charge
(Load) (as a percentage of original
purchase price or redemption
proceeds, whichever is less)                    None(1,2)    5.00%        1.00%        None
-------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(3)
-------------------------------------------------------------------------------------------

(expenses that are deducted                                                         INVESTOR
from fund assets)                              CLASS A      CLASS B      CLASS C     CLASS

-------------------------------------------------------------------------------------------
Management Fees                                 0.75%        0.75%        0.75%        0.75%

Distribution and/or Service (12b-1) Fees(4)     0.25         1.00         1.00         0.25

Other Expenses(5)                               0.60         0.60         0.60         0.60

Total Annual Fund Operating Expenses            1.60         2.35         2.35         1.60

Fee Waivers(6,7)                                0.20         0.20         0.20         0.20

Net Annual Fund Operating Expenses(8,9)         1.40         2.15         2.15         1.40
-------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(5) Other Expenses for Investor Class shares are based on estimated average net assets for the current fiscal year.

(6) The fund's investment advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 1.40%, 2.15%, 2.15% and 1.40% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangement from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. The expense limitation for Class A, Class B and Class C shares is in effect through October 31, 2005 and for Investor Class shares through October 31, 2006.

(7) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(8) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 0.90%, 1.65%, 1.65% and 1.00% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangement from which the fund benefits are in the form of credits that the fund received from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

(9) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses for the items in Note 4 and 7 above and net of this arrangement were 0.90%, 1.65% and 1.65% for Class A, Class B and Class C, respectively for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A               $    685    $  1,009    $  1,355    $  2,330
Class B                    718       1,014       1,437       2,484
Class C                    318         714       1,237       2,671
Investor Class             143         485         852       1,883
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                      1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A               $    685    $  1,009    $  1,355    $  2,330
Class B                    218         714       1,237       2,484
Class C                    218         714       1,237       2,671
Investor Class             143         485         852       1,883
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 1.40%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.60%       7.33%      11.19%      15.20%      19.34%      23.64%      28.09%      32.70%      37.48%      42.43%

End of Year
Balance     $10,360.00  $10,732.96  $11,119.35  $11,519.64  $11,934.35  $12,363.99  $12,809.09  $13,270.22  $13,747.95  $14,242.87

Estimated
Annual
Expenses    $   142.52  $   147.65  $   152.97  $   158.47  $   164.18  $   170.09  $   176.21  $   182.56  $   189.13  $   195.94
------------------------------------------------------------------------------------------------------------------------------------



CLASS B--
ANNUAL
EXPENSE
RATIO 2.15%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.85%       5.78%       8.80%      11.90%      15.09%      18.37%      21.74%      25.21%      29.72%      34.39%

End of Year
Balance     $10,285.00  $10,578.12  $10,879.60  $11,189.67  $11,508.57  $11,836.57  $12,173.91  $12,520.87  $12,971.62  $13,438.60

Estimated
Annual
Expenses    $   218.06  $   224.28  $   230.67  $   237.24  $   244.01  $   250.96  $   258.11  $   265.47  $   178.45  $   184.87
------------------------------------------------------------------------------------------------------------------------------------


CLASS C--
ANNUAL
EXPENSE
RATIO 2.15%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.85%       5.78%       8.80%      11.90%      15.09%      18.37%      21.74%      25.21%      28.78%      32.45%

End of Year
Balance     $10,285.00  $10,578.12  $10,879.60  $11,189.67  $11,508.57  $11,836.57  $12,173.91  $12,520.87  $12,877.71  $13,244.73

Estimated
Annual
Expenses    $   218.06  $   224.28  $   230.67  $   237.24  $   244.01  $   250.96  $   258.11  $   265.47  $   273.03  $   280.82
------------------------------------------------------------------------------------------------------------------------------------

INVESTOR
CLASS--
ANNUAL
EXPENSE
RATIO 1.40%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.60%       7.33%      11.19%      15.20%      19.34%      23.64%      28.09%      32.70%      37.48%      42.43%

End of Year
Balance     $10,360.00  $10,732.96  $11,119.35  $11,519.64  $11,934.35  $12,363.99  $12,809.09  $13,270.22  $13,747.95  $14,242.87

Estimated
Annual
Expenses    $   142.52  $   147.65  $   152.97  $   158.47  $   164.18  $   170.09  $   176.21  $   182.56  $   189.13  $   195.94"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

               AIM EMERGING GROWTH FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005
                         as supplemented March 23, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                 CLASS A     CLASS B     CLASS C

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                             5.50%       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                       None(1,2)   5.00%       1.00%

--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                CLASS A     CLASS B     CLASS C

--------------------------------------------------------------------------------
Management Fees                                    0.85%       0.85%       0.85%

Distribution and/or Service (12b-1)(4) Fees        0.25        1.00        1.00

Other Expenses                                     0.66        0.66        0.66

Total Annual Fund Operating Expenses               1.76        2.51        2.51

Fee Waiver(5)                                      0.10        0.10        0.10

Net Annual Fund Operating Expenses(6,7)            1.66        2.41        2.41

--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(5) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management -- Advisor Compensation" following.)

(6) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 1.90%, 2.65% and 2.65% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits stated above:
         (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and
         (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the Fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 4 and Note 5 above and net of this arrangement were 1.64%, 2.39% and 2.39% for Class A, Class B and Class C, respectively for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    709    $  1,045    $  1,403    $  2,465
Class B                    744       1,051       1,485       2,618
Class C                    344         751       1,285       2,803
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    709    $  1,045    $  1,403    $  2,465
Class B                    244         751       1,285       2,618
Class C                    244         751       1,285       2,803
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A--
ANNUAL
EXPENSE
RATIO 1.66%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.34%       6.79%      10.36%      14.04%      17.85%      21.79%      25.86%      30.06%      34.41%      38.89%

End of Year
Balance     $10,334.00  $10,679.16  $11,035.84  $11,404.44  $11,785.34  $12,178.98  $12,585.75  $13,006.12  $13,440.52  $13,889.43

Estimated
Annual
Expenses    $   168.77  $   174.41  $   180.23  $   186.25  $   192.48  $   198.90  $   205.55  $   212.41  $   219.51  $   226.84
------------------------------------------------------------------------------------------------------------------------------------


CLASS B--
ANNUAL
EXPENSE
RATIO 2.41%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.59%       5.25%       7.97%      10.77%      13.64%      16.58%      19.60%      22.70%      26.80%      31.03%

End of Year
Balance     $10,259.00  $10,524.71  $10,797.30  $11,076.95  $11,363.84  $11,658.16  $11,960.11  $12,269.88  $12,679.69  $13,103.19

Estimated
Annual
Expenses    $   244.12  $   250.44  $   256.93  $   263.58  $   270.41  $   277.42  $   284.60  $   291.97  $   207.08  $   214.00
------------------------------------------------------------------------------------------------------------------------------------

CLASS C--
ANNUAL
EXPENSE
RATIO 2.41%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.59%       5.25%       7.97%      10.77%      13.64%      16.58%      19.60%      22.70%      25.88%      29.14%

End of Year
Balance     $10,259.00  $10,524.71  $10,797.30  $11,076.95  $11,363.84  $11,658.16  $11,960.11  $12,269.88  $12,587.67  $12,913.69

Estimated
Annual
Expenses    $   244.12  $   250.44  $   256.93  $   263.58  $   270.41  $   277.42  $   284.60  $   291.97  $   299.53  $   307.29"
------------------------------------------------------------------------------------------------------------------------------------


The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

      AIM LARGE CAP BASIC VALUE FUND - CLASS A, B, C, R AND INVESTOR SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------

(fees paid directly                                                                                          INVESTOR
from your investment)                                CLASS A        CLASS B      CLASS C       CLASS R        CLASS

------------------------------------------------------------------------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                        5.50%         None          None          None          None

Maximum Deferred Sales
Charge (Load)
(as a percentage of
original purchase price or
redemption proceeds,
whichever is less)                                     None(1,2)     5.00%         1.00%        None(3)        None
------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
------------------------------------------------------------------------------------------------------------------------------------

(expenses that are                                                                                           INVESTOR
deducted from fund assets)                           CLASS A       CLASS B        CLASS C      CLASS R        CLASS

------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                        0.60%         0.60%         0.60%         0.60%         0.60%

Distribution and/or Service (12b-1) Fees(5)            0.25          1.00          1.00          0.50          0.25

Other Expenses                                         0.40          0.40          0.40          0.40          0.40

Total Annual Funds Operating Expenses                  1.25          2.00          2.00          1.50          1.25

Fee Waiver(6)                                          0.01          0.01          0.01          0.01          0.01

Net Annual Fund Operating Expenses(7)                  1.24          1.99          1.99          1.49          1.24
------------------------------------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) The fund's investment advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Investor Class shares to 1.22%, 1.97%, 1.97%, 1.47% and 1.22% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes;
         (iii) dividend expenses on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustee's; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through June 30, 2006.


(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for fund expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in Note 5 and Note 6 above and net of this arrangement were 1.22%, 1.97%, 1.97%, 1.47% and 1.22% for Class A, Class B, Class C,
         Class R and Investor Class shares, respectively, for the year ended October, 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

     As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    669    $    924    $  1,198    $  1,977
Class B                    702         926       1,277       2,133
Class C                    302         626       1,077       2,326
Class R                    152         473         817       1,790
Investor Class             126         396         685       1,510
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    669    $    924    $  1,198    $  1,977
Class B                    202         626       1,077       2,133
Class C                    202         626       1,077       2,326
Class R                    152         473         817       1,790
Investor Class             126         396         685       1,510
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.


CLASS A--
ANNUAL
EXPENSE
RATIO 1.24%   YEAR 1     YEAR 2       YEAR 3     YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.76%       7.66%      11.71%      15.91%      20.27%      24.79%      29.48%      34.35%      39.40%      44.64%

End of Year
Balance     $10,376.00  $10,766.14  $11,170.94  $11,590.97  $12,026.79  $12,479.00  $12,948.21  $13,435.06  $13,940.22  $14,464.37

Estimated
Annual
Expenses    $   126.33  $   131.08  $   136.01  $   141.12  $   146.43  $   151.94  $   157.65  $   163.58  $   169.73  $   176.11
------------------------------------------------------------------------------------------------------------------------------------


CLASS B--
ANNUAL
EXPENSE
RATIO 1.99%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.01%       6.11%       9.30%      12.59%      15.98%      19.47%      23.07%      26.78%      31.54%      36.49%

End of Year
Balance     $10,301.00  $10,611.06  $10,930.45  $11,259.46  $11,598.37  $11,947.48  $12,307.10  $12,677.54  $13,154.22  $13,648.82

Estimated
Annual
Expenses    $   201.99  $   208.07  $   214.34  $   220.79  $   227.44  $   234.28  $   241.33  $   248.60  $   160.16  $   166.18
------------------------------------------------------------------------------------------------------------------------------------


CLASS C--
ANNUAL
EXPENSE
RATIO 1.99%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.01%       6.11%       9.30%      12.59%      15.98%      19.47%      23.07%      26.78%      30.59%      34.52%

End of Year
Balance     $10,301.00  $10,611.06  $10,930.45  $11,259.46  $11,598.37  $11,947.48  $12,307.10  $12,677.54  $13,059.14  $13,452.22

Estimated
Annual
Expenses    $   201.99  $   208.07  $   214.34  $   220.79  $   227.44  $   234.28  $   241.33  $   248.60  $   256.08  $   263.79
------------------------------------------------------------------------------------------------------------------------------------

CLASS R--
ANNUAL
EXPENSE
RATIO 1.49%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.51%       7.14%      10.90%      14.80%      18.83%      23.00%      27.31%      31.78%      36.41%      41.20%

End of Year
Balance     $10,351.00  $10,714.32  $11,090.39  $11,479.67  $11,882.60  $12,299.68  $12,731.40  $13,178.27  $13,640.83  $14,119.62

Estimated
Annual
Expenses    $   151.61  $   156.94  $   162.45  $   168.15  $   174.05  $   180.16  $   186.48  $   193.03  $   199.80  $   206.82
------------------------------------------------------------------------------------------------------------------------------------



INVESTOR
CLASS--
ANNUAL
EXPENSE
RATIO 1.24%   YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.76%       7.66%      11.71%      15.91%      20.27%      24.79%      29.48%      34.35%      39.40%      44.64%

End of Year
Balance     $10,376.00  $10,766.14  $11,170.94  $11,590.97  $12,026.79  $12,479.00  $12,948.21  $13,435.06  $13,940.22  $14,464.37

Estimated
Annual
Expenses    $   126.33  $   131.08  $   136.01  $   141.12  $   146.43  $   151.94  $   157.65  $   163.58  $   169.73    $176.11"
------------------------------------------------------------------------------------------------------------------------------------



The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

     AIM LARGE CAP GROWTH FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------

(fees paid directly                                                                                           INVESTOR
from your investment)                                  CLASS A      CLASS B        CLASS C      CLASS R        CLASS

------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage
of offering price)                                     5.50%         None          None          None          None

Maximum Deferred Sales
Charge (Load) (as a
percentage of original
purchase price or redemption
proceeds, whichever is
less)                                                  None(1,2)     5.00%         1.00%        None(3)        None

------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
------------------------------------------------------------------------------------------------------------------------------------

(expenses that are                                                                                           INVESTOR
deducted from fund assets)                            CLASS A      CLASS B        CLASS C      CLASS R        CLASS

------------------------------------------------------------------------------------------------------------------------------------
Management Fees                                        0.75%         0.75%         0.75%         0.75%         0.75%

Distribution and/or Service (12b-1) Fees(5)            0.25          1.00          1.00          0.50          0.25

Other Expenses                                         0.45          0.45          0.45          0.45          0.45

Total Annual Fund Operating Expenses                   1.45          2.20          2.20          1.70          1.45

Fee Waiver(6,7)                                        0.12          0.12          0.12          0.12          0.12

Net Annual Fund Operating

Expenses(8)                                            1.33          2.08          2.08          1.58          1.33

------------------------------------------------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) The fund's investment advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Investor Class shares to 1.32%, 2.07% 2.07%, 1.57% and 1.32% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes;
         (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustee's; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through June 30, 2006.

(8) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for items in Note 5, Note 6 and Note 7 and net of this arrangement were 1.32%, 2.07%, 2.07%, 1.57% and 1.32% for Class A, Class B, Class C, Class R and Investor Class shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    678    $    956    $  1,255    $  2,150
Class B                    711         960       1,335       2,305
Class C                    311         660       1,135       2,495
Class R                    161         507         878       1,968
Investor Class             135         430         746       1,693
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    678    $    956    $  1,255    $  2,150
Class B                    211         660       1,135       2,305
Class C                    211         660       1,135       2,495
Class R                    161         507         878       1,968
Investor Class             135         430         746       1,693
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 1.33%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.67%       7.47%      11.42%      15.51%      19.75%      24.14%      28.70%      33.42%      38.32%      43.39%

End of Year
Balance     $10,367.00  $10,747.47  $11,141.90  $11,550.81  $11,974.72  $12,414.20  $12,869.80  $13,342.12  $13,831.77  $14,339.40

Estimated
Annual
Expenses    $   135.44  $   140.41  $   145.56  $   150.91  $   156.44  $   162.19  $   168.14  $   174.31  $   180.71  $   187.34
------------------------------------------------------------------------------------------------------------------------------------


CLASS B--
ANNUAL
EXPENSE
RATIO 2.08%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.92%       5.93%       9.02%      12.20%      15.48%      18.85%      22.32%      25.89%      30.51%      35.30%

End of Year
Balance     $10,292.00  $10,592.53  $10,901.83  $11,220.16  $11,547.79  $11,884.99  $12,232.03  $12,589.20  $13,051.23  $13,530.21

Estimated
Annual
Expenses    $   211.04  $   217.20  $   223.54  $   230.07  $   236.79  $   243.70  $   250.82  $   258.14  $   170.51  $   176.77
------------------------------------------------------------------------------------------------------------------------------------


CLASS C--
ANNUAL
EXPENSE
RATIO 2.08%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.92%       5.93%       9.02%      12.20%      15.48%      18.85%      22.32%      25.89%      29.57%      33.35%

End of Year
Balance     $10,292.00  $10,592.53  $10,901.83  $11,220.16  $11,547.79  $11,884.99  $12,232.03  $12,589.20  $12,956.81  $13,335.15

Estimated
Annual
Expenses    $   211.04  $   217.20  $   223.54  $   230.07  $   236.79  $   243.70  $   250.82  $   258.14  $   265.68  $   273.44
------------------------------------------------------------------------------------------------------------------------------------

CLASS R--
ANNUAL
EXPENSE
RATIO 1.58%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.42%       6.96%      10.61%      14.40%      18.31%      22.36%      26.54%      30.87%      35.34%      39.97%

End of Year
Balance     $10,342.00  $10,695.70  $11,061.49  $11,439.79  $11,831.03  $12,235.65  $12,654.11  $13,086.88  $13,534.46  $13,997.33

Estimated
Annual
Expenses    $   160.70  $   166.20  $   171.88  $   177.76  $   183.84  $   190.13  $   196.63  $   203.35  $   210.31  $   217.50
------------------------------------------------------------------------------------------------------------------------------------


INVESTOR
CLASS --
ANNUAL
EXPENSE
RATIO 1.33%         YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9    YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.67%       7.47%      11.42%      15.51%      19.75%      24.14%      28.70%      33.42%      38.32%      43.39%

End of Year
Balance     $10,367.00  $10,747.47  $11,141.90  $11,550.81  $11,974.72  $12,414.20  $12,869.80  $13,342.12  $13,831.77  $14,339.40

Estimated
Annual
Expenses    $   135.44  $   140.41  $   145.56  $   150.91  $   156.44  $   162.19  $   168.14  $   174.31  $   180.71  $   187.34"
------------------------------------------------------------------------------------------------------------------------------------



The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                            AIM MID CAP GROWTH FUND -
                           CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------

(fees paid directly from
your investment)                               CLASS A      CLASS B      CLASS C      CLASS R

-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering
price)                                          5.50%        None         None         None

Maximum Deferred Sales Charge
(Load) (as a percentage of
original purchase price or
redemption proceeds, whichever
is less)                                        None(1,2)    5.00%        1.00%       None(3)

-----------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                              CLASS A      CLASS B      CLASS C      CLASS R

-----------------------------------------------------------------------------------------------
Management Fees                                 0.80%        0.80%        0.80%        0.80%

Distribution and/or Service (12b-1) Fees(5)     0.25         1.00         1.00         0.50

Other Expenses                                  0.61         0.61         0.61         0.61

Total Annual Fund Operating Expenses            1.66         2.41         2.41         1.91

Fee Waiver(6)                                   0.05         0.05         0.05         0.05

Net Annual Fund Operating Expenses(7)           1.61         2.36         2.36         1.86

-----------------------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for the items in
         Note 5 and Note 6 above and net of this arrangement were 1.59%, 2.34%, 2.34% and 1.84% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A               $    705    $  1,030    $  1,378    $  2,385
Class B                    739       1,036       1,460       2,539
Class C                    339         736       1,260       2,725
Class R                    189         585       1,006       2,210
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                       1 YEAR      3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Class A               $    705    $  1,030    $  1,378    $  2,385
Class B                    239         736       1,260       2,539
Class C                    239         736       1,260       2,725
Class R                    189         585       1,006       2,210
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 1.61%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.39%       6.89%      10.52%      14.27%      18.14%      22.14%      26.28%      30.57%      34.99%      39.57%

End of Year
Balance     $10,339.00  $10,689.49  $11,051.87  $11,426.52  $11,813.88  $12,214.37  $12,628.44  $13,056.55  $13,499.16  $13,956.78

Estimated
Annual
Expenses    $   163.73  $   169.28  $   175.02  $   180.95  $   187.09  $   193.43  $   199.98  $   206.76  $   213.77  $   221.02
------------------------------------------------------------------------------------------------------------------------------------


CLASS B--
ANNUAL
EXPENSE
RATIO 2.36%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.64%       5.35%       8.13%      10.99%      13.92%      16.92%      20.01%      23.18%      27.35%      31.67%

End of Year
Balance     $10,264.00  $10,534.97  $10,813.09  $11,098.56  $11,391.56  $11,692.30  $12,000.97  $12,317.80  $12,735.37  $13,167.10

Estimated
Annual
Expenses    $   239.12  $   245.43  $   251.91  $   258.56  $   265.38  $   272.39  $   279.58  $   286.96  $   201.68  $   208.51
------------------------------------------------------------------------------------------------------------------------------------


CLASS C--
ANNUAL
EXPENSE
RATIO 2.36%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.64%       5.35%       8.13%      10.99%      13.92%      16.92%      20.01%      23.18%      26.43%      29.77%

End of Year
Balance     $10,264.00  $10,534.97  $10,813.09  $11,098.56  $11,391.56  $11,692.30  $12,000.97  $12,317.80  $12,642.99  $12,976.76

Estimated
Annual
Expenses    $   239.12  $   245.43  $   251.91  $   258.56  $   265.38  $   272.39  $   279.58  $   286.96  $   294.54  $   302.31
------------------------------------------------------------------------------------------------------------------------------------

CLASS R--
ANNUAL
EXPENSE
RATIO 1.86%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.14%       6.38%       9.72%      13.16%      16.72%      20.38%      24.16%      28.06%      32.08%      36.23%

End of Year
Balance     $10,314.00  $10,637.86  $10,971.89  $11,316.41  $11,671.74  $12,038.23  $12,416.23  $12,806.10  $13,208.22  $13,622.95

Estimated
Annual
Expenses    $   188.92  $   194.85  $   200.97  $   207.28  $   213.79  $   220.50  $   227.43  $   234.57  $   241.93  $   249.53"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

              AIM SELECT BASIC VALUE FUND - CLASS A, B AND C SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSES EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                  CLASS A    CLASS B     CLASS C

--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                5.50%       None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption proceeds, whichever is less)         None(1,2)   5.00%       1.00%
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(3)
--------------------------------------------------------------------------------

(expenses that are deducted
from fund assets)                                 CLASS A    CLASS B     CLASS C

--------------------------------------------------------------------------------
Management Fees                                    0.75%       0.75%       0.75%

Distribution and/or Service (12b-1) Fees(4,5)      0.25        1.00        1.00

Other Expenses                                     8.86        8.86        8.86

Total Annual Fund Operating Expenses(6,7)          9.86       10.61       10.61

Fee Waivers(8)                                     0.05        0.05        0.05

Net Annual Fund Operating Expenses                 9.81       10.56       10.56
--------------------------------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(5) The distributor has voluntarily agreed to waive 0.25%, 1.00% and 1.00% of Rule 12b-1 distribution plan fees on Class A, Class B and Class C shares, respectively. This agreement may be modified or discontinued at any time.

(6) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) to 1.75% of average daily net assets of Class A, Class B and Class C shares. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the fund's day-to-day operations), or items designated as such by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Total Annual Fund Operating Expenses for Class A, Class B and Class C shares, net of the above agreements are 1.75%, 1.75% and 1.75%, respectively.

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters.

(8) Effective January 1, 2005 through June 30, 2006, the advisor contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursements, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $  1,455    $  3,143    $  4,672    $  7,889
Class B                  1,527       3,220       4,807       7,982
Class C                  1,127       2,920       4,607       8,062
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $  1,455    $  3,143    $  4,672    $  7,889
Class B                  1,027       2,920       4,607       7,982
Class C                  1,027       2,920       4,607       8,062
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A -
ANNUAL
EXPENSE
RATIO 9.81%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        -4.81%      -9.39%     -13.75%     -17.90%     -21.85%     -25.60%     -29.18%     -32.59%     -35.83%     -38.92%

End of Year
Balance     $ 9,519.00  $ 9,061.14  $ 8,625.30  $ 8,210.42  $ 7,815.50  $ 7,439.57  $ 7,081.73  $ 6,741.10  $ 6,416.85  $ 6,108.20

Estimated
Annual
Expenses    $   957.41  $   911.36  $   867.52  $   825.79  $   786.07  $   748.26  $   712.27  $   678.01  $   645.40  $   614.35
------------------------------------------------------------------------------------------------------------------------------------


CLASS B -
ANNUAL
EXPENSE
RATIO 10.56%  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        -5.56%     -10.81%     -15.77%     -20.45%     -24.88%     -29.05%     -33.00%     -36.72%     -39.77%     -42.66%

End of Year
Balance     $ 9,444.00  $ 8,918.91  $ 8,423.02  $ 7,954.70  $ 7,512.42  $ 7,094.73  $ 6,700.26  $ 6,327.73  $ 6,023.36  $ 5,733.64

Estimated
Annual
Expenses    $ 1,026.64  $   969.56  $   915.65  $   864.74  $   816.66  $   771.26  $   728.38  $   687.88  $   605.82  $   576.68
------------------------------------------------------------------------------------------------------------------------------------


CLASS C -
ANNUAL
EXPENSE
RATIO 10.56%  YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        -5.56%     -10.81%     -15.77%     -20.45%     -24.88%     -29.05%     -33.00%     -36.72%     -40.24%     -43.56%

End of Year
Balance     $ 9,444.00  $ 8,918.91  $ 8,423.02  $ 7,954.70  $ 7,512.42  $ 7,094.73  $ 6,700.26  $ 6,327.73  $ 5,975.91  $ 5,643.65

Estimated
Annual
Expenses    $ 1,026.64  $   969.56  $   915.65  $   864.74  $   816.66  $   771.26  $   728.38  $   687.88  $   649.63  $   613.51"
------------------------------------------------------------------------------------------------------------------------------------

The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                AIM WEINGARTEN FUND - CLASS A, B, C AND R SHARES

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005


The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------

(fees paid directly from your
investment)                                    CLASS A     CLASS B      CLASS C    CLASS R

-----------------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) Imposed on Purchases (as
a percentage of offering price)                 5.50%        None         None         None

Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)                    None(1,2)    5.00%        1.00%       None(3)
-----------------------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
-----------------------------------------------------------------------------------------------

(expenses that are deducted from
fund assets)                                  CLASS A     CLASS B      CLASS C    CLASS R

-----------------------------------------------------------------------------------------------
Management Fees                                 0.64%        0.64%        0.64%        0.64%

Distribution and/or Service (12b-1) Fees(5)     0.25         1.00         1.00         0.50

Other Expenses                                  0.46         0.46         0.46         0.46

Total Annual Fund Operating Expenses(6,7)       1.35         2.10         2.10         1.60
-----------------------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

(2) If you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

(4) There is no guarantee that actual expenses will be the same as those shown in the table.

(5) The Board of Trustees has approved a permanent reduction of the Rule 12b-1 fees applicable to Class A shares to 0.25% effective July 1, 2005. Distribution and/or Service (12b-1) Fees reflect this agreement.

(6) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. (See "Fund Management--Advisor Compensation" following.)

(7) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Total Annual Fund Operating Expenses restated for the items in Note 5 and Note 6 and net of this arrangement were 1.34%, 2.09%, 2.09% and 1.59% for Class A, Class B, Class C and Class R shares, respectively, for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    680    $    954    $  1,249    $  2,085
Class B                    713         958       1,329       2,240
Class C                    313         658       1,129       2,431
Class R                    163         505         871       1,900
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                      1 YEAR       3 YEARS     5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Class A               $    680    $    954    $  1,249    $  2,085
Class B                    213         658       1,129       2,240
Class C                    213         658       1,129       2,431
Class R                    163         505         871       1,900
--------------------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in each class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for each class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A--
ANNUAL
EXPENSE
RATIO 1.35%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.65%       7.43%      11.35%      15.42%      19.63%      24.00%      28.52%      33.22%      38.08%      43.12%

End of Year
Balance     $10,365.00  $10,743.32  $11,135.45  $11,541.90  $11,963.18  $12,399.83  $12,852.43  $13,321.54  $13,807.78  $14,311.76

Estimated
Annual
Expenses    $   137.46  $   142.48  $   147.68  $   153.07  $   158.66  $   164.45  $   170.45  $   176.67  $   183.12  $   189.81
------------------------------------------------------------------------------------------------------------------------------------



CLASS B--
ANNUAL
EXPENSE
RATIO 2.10%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.90%       5.88%       8.95%      12.11%      15.37%      18.71%      22.15%      25.70%      30.28%      35.04%

End of Year
Balance     $10,290.00  $10,588.41  $10,895.47  $11,211.44  $11,536.57  $11,871.14  $12,215.40  $12,569.64  $13,028.44  $13,503.97

Estimated
Annual
Expenses    $   213.05  $   219.22  $   225.58  $   232.12  $   238.85  $   245.78  $   252.91  $   260.24  $   172.79  $   179.09"
------------------------------------------------------------------------------------------------------------------------------------


CLASS C--
ANNUAL
EXPENSE
RATIO 2.10%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          2.90%       5.88%       8.95%      12.11%      15.37%      18.71%      22.15%      25.70%      29.34%      33.09%

End of Year
Balance     $10,290.00  $10,588.41  $10,895.47  $11,211.44  $11,536.57  $11,871.14  $12,215.40  $12,569.64  $12,934.16  $13,309.26

Estimated
Annual
Expenses    $   213.05  $   219.22  $   225.58  $   232.12  $   238.85  $   245.78  $   252.91  $   260.24  $   267.79  $   275.56
------------------------------------------------------------------------------------------------------------------------------------

CLASS R--
ANNUAL EXPENSE
RATIO 1.60%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.40%       6.92%      10.55%      14.31%      18.20%      22.21%      26.37%      30.67%      35.11%      39.70%

End of Year
Balance     $10,340.00  $10,691.56  $11,055.07  $11,430.95  $11,819.60  $12,221.46  $12,636.99  $13,066.65  $13,510.92  $13,970.29

Estimated
Annual
Expenses    $   162.72  $   168.25  $   173.97  $   179.89  $   186.00  $   192.33  $   198.87  $   205.63  $   212.62  $   219.85
------------------------------------------------------------------------------------------------------------------------------------



The following sentence replaces in its entirety the first sentence appearing after the table under the heading "SHAREHOLDER INFORMATION - CHOOSING A SHARE CLASS" on page A-1 of the prospectus:

         "Certain funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for the Institutional Class shares for details."

The following paragraph replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION - PURCHASING SHARES - GRANDFATHERED INVESTORS" on page A-8 of the prospectus:

         "Investor Class shares of a fund may be purchased only by: (1) persons or entities who had established an account, prior to April 1, 2002, in Investor Class shares of any of the funds currently distributed by ADI (the Grandfathered Funds) and have continuously maintained such account in Investor Class shares since April 1, 2002; (2) any person or entity listed in the account registration for any Grandfathered Funds, which account was established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians and designated beneficiaries; (3) customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with ADI and/or any Grandfathered Funds prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002; (4) defined benefit, defined contribution and deferred compensation plans; and (5) fund trustees, employees of AMVESCAP PLC and its subsidiaries, AMVESCAP directors, and their immediate families."

The following information is added as Item (5) under the heading "SHAREHOLDER INFORMATION - EXCHANGING SHARES - PERMITTED EXCHANGES - EXCHANGES NOT SUBJECT TO A SALES CHARGE" on page A-13 of the prospectus:

         "(5) Investor Class shares for Class A or Class A3 shares of any fund which does not offer Investor Class shares."

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                        AIM DENT DEMOGRAPHIC TRENDS FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                            AIM EMERGING GROWTH FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                           AIM SELECT BASIC VALUE FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)



                      Supplement dated July 1, 2005 to the
            Statement of Additional Information dated April 29, 2005


For the period of time determined pursuant to the Order for Exemptive Relief, clients of Edward D. Jones & Co., L.P. that are Eligible Customers for a Free Switch, each as defined in Edward D. Jones & Co., L.P.'s Amendment No. 1 to Application Pursuant to Section 6(c) of the Investment Company Act of 1940 for an Order of Exemption from the provisions of Section 22(d) of such act and certain disclosure requirements of Items 7(a)(2) and 18(a) of Form N1-A adopted under such act and the Securities Act of 1933, which was granted on May 25, 2005 by the Securities and Exchange Commission, may purchase Class A Shares of the Funds at net asset value.


The Board of Trustees has approved a permanent reduction of the Class A shares Rule 12b-1 fees to 0.25% effective July 1, 2005 for AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Diversified Dividend Fund, AIM Emerging Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund, AIM Select Basic Value Fund and AIM Weingarten Fund.


Effective July 1, 2005, Monika H. Degan is no longer portfolio manager for AIM Blue Chip Fund and all references to Ms. Degan in Appendix G are deleted.


Effective November 1, 2005, the Boards of Trustees of AIM Funds Group, AIM Growth Series, AIM International Mutual Funds, AIM Investment Funds and AIM Investment Securities Funds have approved aligning the front-end sales charge paid on purchases of Class A shares of AIM Balanced Fund, AIM Basic Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Equity Fund, AIM Global Growth Fund, AIM Global Health Care Fund and AIM Real Estate Fund (collectively, the "Category II Equity Funds") with the front-end sales charge paid on purchases of Class A shares of AIM's Category I equity funds.

Shareholders of Category II Equity Funds who have a Letter of Intent in place as of November 1, 2005, will be able to complete the Letter of Intent under the current pricing schedule and future Letters of Intent or subsequent purchases will be subject to the Category I pricing.


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY I FUNDS" in the Statement of Additional
Information:

"CATEGORY I FUNDS

AIM Advantage Health Sciences Fund                    AIM International Growth Fund
AIM Aggressive Growth Fund                            AIM International Small Company Fund
AIM Asia Pacific Growth Fund                          AIM Large Cap Basic Value Fund
AIM Balanced Fund                                     AIM Large Cap Growth Fund
AIM Basic Balanced Fund                               AIM Leisure Fund
AIM Basic Value Fund                                  AIM Libra Fund
AIM Blue Chip Fund                                    AIM Mid Cap Basic Value Fund
AIM Capital Development Fund                          AIM Mid Cap Core Equity Fund
AIM Charter Fund                                      AIM Mid Cap Growth Fund
AIM Conservative Allocation Fund                      AIM Mid Cap Stock Fund
AIM Constellation Fund                                AIM Moderate Allocation Fund
AIM Core Stock Fund                                   AIM Moderate Growth Allocation Fund
AIM Dent Demographic Trends Fund                      AIM Moderately Conservative Allocation Fund
AIM Developing Markets Fund                           AIM Multi-Sector Fund
AIM Diversified Dividend Fund                         AIM Opportunities I Fund
AIM Dynamics Fund                                     AIM Opportunities II Fund
AIM Emerging Growth Fund                              AIM Opportunities III Fund
AIM Energy Fund                                       AIM Premier Equity Fund
AIM European Growth Fund                              AIM Real Estate Fund
AIM European Small Company Fund                       AIM Select Equity Fund
AIM Financial Services Fund                           AIM Small Cap Equity Fund
AIM Global Aggressive Growth Fund                     AIM Small Cap Growth Fund
AIM Global Equity Fund                                AIM Small Company Growth Fund
AIM Global Growth Fund                                AIM Technology Fund
AIM Global Health Care Fund                           AIM Total Return Fund
AIM Global Real Estate Fund                           AIM Trimark Endeavor Fund
AIM Global Value Fund                                 AIM Trimark Fund
AIM Gold & Precious Metals Fund                       AIM Trimark Small Companies Fund
AIM Growth Allocation Fund                            AIM Utilities Fund
AIM Health Sciences Fund                              AIM Weingarten Fund
AIM International Core Equity Fund


                                                                                                       Dealer
                                                          Investor's Sales Charge                    Concession
                                                          -----------------------                    ----------

                                                        As a                    As a                     As a
                                                     Percentage              Percentage               Percentage
                                                    of the Public            of the Net             of the Public
    Amount of Investment in                           Offering                 Amount                 Offering
       Single Transaction                               Price                 Invested                 Price
    -----------------------                         -------------            ----------             -------------
             Less than $   25,000                       5.50%                   5.82%                   4.75%
$ 25,000 but less than $   50,000                       5.25                    5.54                    4.50
$ 50,000 but less than $  100,000                       4.75                    4.99                    4.00
$100,000 but less than $  250,000                       3.75                    3.90                    3.00
$250,000 but less than $  500,000                       3.00                    3.09                    2.50
$500,000 but less than $1,000,000                       2.00                    2.04                    1.60"


Effective November 1, 2005, the following information supersedes and replaces in its entirety the information appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - CATEGORY II FUNDS" in the Statement of Additional
Information:

"CATEGORY II FUNDS

AIM High Income Municipal Fund               AIM Intermediate Government Fund
AIM High Yield Fund                          AIM Municipal Bond Fund
AIM Income Fund                              AIM Total Return Bond Fund


                                                                                                        Dealer
                                                        Investor's Sales Charge                       Concession
                                                        -----------------------                       ----------

                                                        As a                    As a                      As a
                                                     Percentage              Percentage                Percentage
                                                    of the Public            of the Net              of the Public
        Amount of Investment in                       Offering                 Amount                   Offering
           Single Transaction                          Price                  Invested                   Price
        -----------------------                     -------------            ----------              -------------
             Less than $   50,000                       4.75%                   4.99%                    4.00%
$ 50,000 but less than $  100,000                       4.00                    4.17                     3.25
$100,000 but less than $  250,000                       3.75                    3.90                     3.00
$250,000 but less than $  500,000                       2.50                    2.56                     2.00
$500,000 but less than $1,000,000                       2.00                    2.04                     1.60"


The following supersedes and replaces in its entirety the first paragraph appearing immediately after the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. - LETTERS OF INTENT" in the Statement of Additional Information:

               "A Qualified Purchaser may pay reduced initial sales charges by
         (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI"), and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                          Supplement dated July 1, 2005
                    to the Prospectus dated February 28, 2005

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" in the prospectus:

"FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------

(fees paid                                                                        LARGE CAP  LARGE      MID
directly from       AGGRESSIVE    BLUE     CAPITAL                                  BASIC     CAP       CAP
your investment)     GROWTH       CHIP    DEVELOPMENT   CHARTER    CONSTELLATION    VALUE    GROWTH    GROWTH      WEINGARTEN

------------------------------------------------------------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Purchases
(as a
percentage of
offering
price)              None          None    None           None               None     None      None       None          None

Maximum
Deferred Sales
Charge (Load)
(as a
percentage of
original
purchase price
or redemption
proceeds,
whichever is
less)               None          None    None           None               None     None      None       None          None
------------------------------------------------------------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
------------------------------------------------------------------------------------------------------------------------------------

(expenses that                                                                       LARGE CAP
are deducted        AGGRESSIVE    BLUE      CAPITAL                                    BASIC        LARGE CAP   MID CAP
from fund             GROWTH      CHIP    DEVELOPMENT   CHARTER    CONSTELLATION       VALUE         GROWTH     GROWTH   WEINGARTEN
assets)

------------------------------------------------------------------------------------------------------------------------------------
Management Fees         0.64%     0.64%       0.67%       0.63%             0.63%      0.60%            0.75%     0.80%       0.64%

Distribution
and/or Service
(12b-1) Fees              --        --          --          --                --         --               --        --          --

Other Expenses          0.09      0.11        0.20        0.12              0.11       0.21             0.18      0.40        0.21

Total Annual
Fund Operating
Expenses                0.73      0.75        0.87        0.75              0.74       0.81             0.93      1.20        0.85

Fee Waivers(2,3)          --      0.01          --        0.01              0.03       0.01             0.08      0.05          --

Net Annual Fund
Operating
Expenses(4)             0.73      0.74        0.87        0.74              0.71       0.80             0.85      1.15        0.85
------------------------------------------------------------------------------------------------------------------------------------

(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through December 31, 2009, the advisor contractually agreed to waive a portion of its advisory fees for the following funds: AIM Blue Chip Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund. The Fee Waiver reflects this agreement. (See "Fund Management--Advisor Compensation" following.)

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) for AIM Large Cap Basic Value Fund and AIM Large Cap Growth Fund to 0.97% and 1.07% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limits: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from he Fund's day-to-day operations), as defined in the Financial Accounting Standard's Board's Generally Accepted Accounting Principles or as approved by the fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP (as defined herein) described more fully below, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it hold uninvested cash. Those credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through June 30, 2006.

(4) At the request of the Board of Trustees, AMVESCAP (as defined herein) has agreed to reimburse the fund for expenses related to market timing matters. Net Annual Fund Operating Expenses restated for items in Note 3 and Note 4 and net of this arrangement were 0.72%, 0.73%, 0.86%, 0.73%, 0.70%, 0.79%, 0.84%, 1.13% and 0.84% for AIM Aggressive Growth
         Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Mid Cap Growth Fund and AIM Weingarten Fund, respectively for the year ended October 31, 2004.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

         The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and includes the effect of contractual fee waivers and/or expense reimbursement, if any. To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                       1 YEAR      3 YEARS     5 YEARS    10 YEARS

--------------------------------------------------------------------------------
Aggressive Growth     $     75    $    233    $    406    $    906
Blue Chip                   76         237         411         925
Capital Development         89         278         482       1,073
Charter                     76         237         411         925
Constellation               73         227         395         903
Large Cap Basic Value       83         259         450       1,002
Large Cap Growth            87         271         471       1,102
Mid Cap Growth             117         365         633       1,430
Weingarten                  87         271         471       1,049
--------------------------------------------------------------------------------


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information in a different format from the preceding Fee Table and Expense Example about the effect of a fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. Because a fund's annual return when quoted is already reduced by the fund's fees and expenses for that year, this hypothetical expense information is intended to help you understand the annual and cumulative impact of a fund's fees and expenses on your investment. Assuming a hypothetical investment of $10,000 in the Institutional Class of shares of the fund and a 5% return before expenses each year, the chart shows the cumulative return before expenses, the cumulative return after expenses, the ending balance and the estimated annual expenses for each year one through ten. The chart also assumes that the current annual expense ratio stays the same throughout the 10-year period. The current annual expense ratio for the Institutional Class, which is the same as stated in the Fee Table above, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. There is no assurance that the annual expense ratio will be the expense ratio for the fund class. To the extent that the advisor makes any waivers or reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. The chart does not take into account initial or contingent deferred sales charges, if any. You should understand that this is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AGGRESSIVE
GROWTH
ANNUAL
EXPENSE
RATIO 0.73%   YEAR 1      YEAR 2      YEAR 3      YEAR 4     YEAR 5       YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.27%       8.72%      13.36%      18.21%      23.25%      28.52%      34.00%      39.73%      45.69%      51.91%

End of Year
Balance     $10,427.00  $10,872.23  $11,336.48  $11,820.54  $12,325.28  $12,851.57  $13,400.33  $13,972.53  $14,569.15  $15,191.26

Estimated
Annual
Expenses    $    74.56  $    77.74  $    81.06  $    84.52  $    88.13  $    91.90  $    95.82  $    99.91  $   104.18  $   108.63
------------------------------------------------------------------------------------------------------------------------------------


BLUE CHIP
GROWTH
ANNUAL
EXPENSE
RATIO 0.74%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.26%       8.70%      13.33%      18.16%      23.19%      28.44%      33.91%      39.62%      45.57%      51.77%

End of Year
Balance     $10,426.00  $10,870.15  $11,333.22  $11,816.01  $12,319.37  $12,844.18  $13,391.34  $13,961.81  $14,556.58  $15,176.69

Estimated
Annual
Expenses    $    75.58  $    78.80  $    82.15  $    85.65  $    89.30  $    93.11  $    97.07  $   101.21  $   105.52  $   110.01
------------------------------------------------------------------------------------------------------------------------------------


CAPITAL
DEVELOPMENT
ANNUAL
EXPENSE
RATIO 0.87%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.13%       8.43%      12.91%      17.57%      22.43%      27.48%      32.75%      38.23%      43.94%      49.89%

End of Year
Balance     $10,413.00  $10,843.06  $11,290.88  $11,575.19  $12,242.76  $12,748.39  $13,274.89  $13,823.15  $14,394.04  $14,988.52

Estimated
Annual
Expenses    $    88.80  $    92.46  $    96.28  $   100.26  $   104.40  $   108.71  $   113.20  $   117.88  $   122.74  $   127.81
------------------------------------------------------------------------------------------------------------------------------------

CHARTER
ANNUAL
EXPENSE
RATIO 0.74%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.26%       8.70%      13.33%      18.16%      23.19%      28.44%      33.91%      36.62%      45.57%      51.77%

End of Year
Balance     $10,426.00  $10,870.15  $11,333.22  $11,816.01  $12,319.37  $12,844.18  $13,391.34  $13,961.81  $14,556.58  $15,176.69

Estimated
Annual
Expenses    $    75.58  $    78.80  $    82.15  $    85.65  $    89.30  $    93.11  $    97.07  $   101.21  $   105.52  $   110.01
------------------------------------------------------------------------------------------------------------------------------------

CONSTELLATION
ANNUAL
EXPENSE
RATIO 0.71%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9       YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.29%       8.76%      13.43%      18.30%      23.37%      28.66%      34.18%      39.94%      45.94%      52.20%

End of Year
Balance     $10,429.00  $10,876.40  $11,343.00  $11,829.62  $12,337.11  $12,866.37  $13,418.34  $13,993.98  $14,594.32  $15,220.42

Estimated
Annual
Expenses    $    72.52  $    75.63  $    78.88  $    82.26  $    85.79  $    89.47  $    93.31  $    97.31  $   101.49  $   105.84
------------------------------------------------------------------------------------------------------------------------------------

LARGE CAP
BASIC
VALUE
ANNUAL
EXPENSE
RATIO 0.80%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.20%       8.58%      13.14%      17.89%      22.84%      28.00%      33.37%      38.98%      44.81%      50.90%

End of Year
Balance     $10,420.00  $10,857.64  $11,313.66  $11,788.83  $12,283.97  $12,799.89  $13,337.49  $13,897.66  $14,481.36  $15,089.58

Estimated
Annual
Expenses    $    81.68  $    85.11  $    88.69  $    92.41  $    96.29  $   100.34  $   104.55  $   108.94  $   113.52  $   118.28
------------------------------------------------------------------------------------------------------------------------------------

LARGE CAP
GROWTH
ANNUAL
EXPENSE
RATIO 0.85%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.15%       8.47%      12.97%      17.66%      22.55%      27.63%      32.93%      38.44%      44.19%      50.17%

End of Year
Balance     $10,415.00  $10,847.22  $11,297.38  $11,766.22  $12,254.52  $12,763.08  $13,292.75  $13,844.40  $14,418.94  $15,017.33

Estimated
Annual
Expenses    $    86.76  $    90.36  $    94.11  $    98.02  $   102.09  $   106.32  $   110.74  $   115.33  $   120.12  $   125.10
------------------------------------------------------------------------------------------------------------------------------------

MID CAP
GROWTH
ANNUAL
EXPENSE
RATIO 1.15%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.85%       7.85%      12.00%      16.31%      20.79%      25.44%      30.27%      35.29%      40.49%      45.90%

End of Year
Balance     $10,385.00  $10,784.82  $11,200.04  $11,631.24  $12,079.04  $12,544.09  $13,027.03  $13,528.57  $14,049.42  $14,590.33

Estimated
Annual
Expenses    $   117.21  $   121.73  $   126.41  $   131.28  $   136.33  $   141.58  $   147.03  $   152.69  $   158.57  $   164.68
------------------------------------------------------------------------------------------------------------------------------------


WEINGARTEN
ANNUAL
EXPENSE
RATIO 0.85%   YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.15%       8.47%      12.97%      17.66%      22.55%      27.63%      32.93%      38.44%      44.19%      50.17%

End of Year
Balance     $10,415.00  $10,847.22  $11,297.38  $11,766.22  $12,254.52  $12,763.08  $13,292.75  $13,844.40  $14,418.94  $15,017.33

Estimated
Annual
Expenses    $    86.76  $    90.36  $    94.11  $    98.02  $   102.09  $   106.32  $   110.74  $   115.33  $   120.12    $125.10"
------------------------------------------------------------------------------------------------------------------------------------



The following information replaces in its entirety the information appearing under the section "PORTFOLIO MANAGERS" in the prospectus:

"PORTFOLIO MANAGER

Kirk L. Anderson, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

         He is assisted by the advisor's Large Cap Growth Team, which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."


The following supersedes and replaces in its entirety the first paragraph appearing under the heading "SHAREHOLDER INFORMATION" on page A-1 of the prospectus:

         "In addition to the funds, AIM serves as investment advisor to many other mutual funds (the AIM funds). The following information is about the Institutional Classes of all AIM funds, which are offered to certain eligible institutional investors. Consult the funds' Statements of Additional Information for the Institutional Class for details."

                            INSTITUTIONAL CLASSES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)


                      Supplement dated July 1, 2005 to the
           Statement of Additional Information dated February 28, 2005 as supplemented April 1, 2005 and April 29, 2005



The following information supersedes and replaces in its entirety the information appearing in the fifth paragraph under the heading "GENERAL INFORMATION ABOUT THE TRUST - SHARES OF BENEFICIAL INTEREST" in the Statement of Additional Information:

                  "This Statement of Additional Information relates solely to the Institutional Class of these nine Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors, including the following:

                  o banks and trust companies acting in a fiduciary or similar capacity;

                  o bank and trust company common and collective trust funds;

                  o banks and trust companies investing for their own account;

                  o entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies);

                  o        retirement plans;

                  o        platform sponsors with which A I M Distributors, Inc.
                           ("AIM Distributors") has entered into an agreement;
                           and

                  o        proprietary asset allocation funds."


Effective July 1, 2005, Monika H. Degan is no longer portfolio manager for AIM Blue Chip Fund and all references to Ms. Degan in Appendix G are deleted.



                                       1